Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Jul. 31, 2018	Jul. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,014,402)	$ (3,160,002)	$ (13,620,308)	$ (99,174)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	41,974	3,356	15,050
Stock based compensation	6,805,297
Loss on settlement of debt		2,300,327	13,282,567
Changes in operating assets and liabilities:
Accounts receivable	149,702	(59,043)	(368,079)
Inventories	(205,406)
Prepaid expenses and other current assets	(309,220)	(46,694)	(36,650)
Deferred revenue	643,336	212,998	20,500
Accounts payable and accrued liabilities	787,558	121,638	214,831	99,274
Net cash used in operating activities	(101,161)	(627,420)	(492,089)	100
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(198,017)	(62,558)	(152,287)
Net cash used in investing activities	(198,017)	(62,558)	(152,287)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	2,098,073	840,294	1,313,499
Proceeds from related parties	126,813	1,430,620
Loans from related party			434,355
Repayment to related party	(74,927)	(1,055,333)	(49,036)	0
Net cash provided by financing activities	2,149,959	1,215,581	1,698,818
Effects on changes in foreign exchange rate	(98,153)	(52,017)	10,130
Net increase in cash and cash equivalents	1,752,628	473,586	1,064,572	100
Cash and cash equivalents - beginning of period	1,064,672	100	100
Cash and cash equivalents - end of period	2,817,300	473,686	1,064,672	100
Supplemental Cash Flow Disclosures
Cash paid for interest	0	0	0	0
Cash paid for income taxes	0	0	0	0
Non-Cash Investing and Financing Activity:
Cancellation of common stock	2
Note exchanged for due to related parties		$ 152,973	152,973
Common Shares issued to settle related party note payable			13,674,750
Common Stock Subscribed				3,000
Conversion of Related Party Debt to Common Stock				533,925
Expenses Paid by Related Party			48,679	96,212
Common stock issued for digital currency	$ 3,882,938		$ 1,348,920
Contribution of Capital to Pay for Expenses on Behalf of the Company - related party				$ 2,000